Revenue and expenses (Schedule of detailed information about revenue) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Copper	$ 1,161.5	$ 1,154.8
Gold	794.4	673.6
Zinc	43.5	71.1
Silver	53.6	51.5
Molybdenum	63.9	60.1
Other	0.0	1.7
Revenue from contracts	2,116.9	2,012.8
Non-cash streaming arrangement items
Amortization of deferred revenue - gold	31.3	40.7
Amortization of deferred revenue - silver	33.8	33.6
Amortization of deferred revenue - variable consideration adjustments - prior periods	9.9	(3.8)
Amortization of deferred revenue	75.0	70.5
Pricing and volume adjustments	47.5	35.2
Revenue excluding treatment and refining charges	2,239.4	2,118.5
Treatment and refining charges	(28.4)	(97.3)
Revenue	$ 2,211.0	$ 2,021.2